Operating segments (Details) R$ in Thousands	4 Months Ended	8 Months Ended	12 Months Ended
	May 06, 2021 BRL (R$)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 BRL (R$)	May 07, 2021 BRL (R$)	Dec. 31, 2018 BRL (R$)
Disclosure of operating segments [line items]
Number of reportable segments			6
Interest income calculated using the effective interest method			R$ 1,435,428	R$ 942,808	R$ 775,515
Interest expenses			543,242	184,335	256,717
Net interest income			892,186	758,473	518,798
Income from securities			745,613	12,060	62,518
Other revenues			190,082	109,882	52,843
Revenues			2,221,823	1,011,531	712,224
Other income				109,216
Impairment losses on financial assets			(595,581)	(213,688)	(138,570)
Personal expense			(443,328)	(229,096)	(169,198)
Depreciation and amortization			94,251	43,659	17,463
Other Administration expenses			(219,618)	(20,133)	(23,023)
Income from equity interests in affiliates			(8,764)
Profit / (loss) before income tax			(231,062)	(7,023)	684
Profit / (loss) for the year	R$ (40,437)	R$ (14,629)	(55,068)	30,686	30,370
Total assets		36,626,337	36,626,337	19,921,613	10,077,086
Total liabilities		28,176,554	28,176,554	16,597,398	7,915,148
Total shareholders equity	R$ 3,127,985	8,449,784	8,449,784	3,324,215	2,161,938	R$ 3,127,985	R$ 932,188
Total of reportable segments
Disclosure of operating segments [line items]
Interest income calculated using the effective interest method			1,399,144		776,001
Interest expenses			547,954		248,359
Net interest income			851,190		527,642
Revenues from services and commissions			544,623		130,457
Expenses from services and commissions			(100,297)		(59,367)
Net result from services and commissions			444,326		71,090
Income from securities			784,925		53,895
Net gains / (losses) on derivatives			(56,006)		4,235
Other revenues			382,762		113,317
Revenues			2,407,197		770,179
Impairment losses on financial assets			(448,802)		(107,065)
Personal expense			(443,328)		(169,198)
Depreciation and amortization			105,718		14,053
Other Administration expenses			(1,244,091)		(380,991)
Income from equity interests in affiliates			(8,764)
Profit / (loss) before income tax			156,494		98,872
Current income tax and social contribution			(50,985)		(5,859)
Deferred income tax and social contribution			144,593		4,321
Profit / (loss) for the year			250,103	16,751	97,334
Total assets		37,195,176	37,195,176	19,980,230	10,126,648
Total liabilities		28,428,776	28,428,776	16,583,733	7,878,026
Total shareholders equity		8,766,400	8,766,400	3,396,497	2,248,622
Banking segment
Disclosure of operating segments [line items]
Interest income calculated using the effective interest method			1,398,269		775,501
Interest expenses			539,913		248,359
Net interest income			858,356		527,142
Revenues from services and commissions			238,957		94,116
Expenses from services and commissions			(100,297)		(59,367)
Net result from services and commissions			138,660		34,749
Income from securities			766,196		51,856
Net gains / (losses) on derivatives			(56,006)		4,235
Other revenues			348,927		113,317
Revenues			2,056,133		731,299
Impairment losses on financial assets			(448,802)		(107,065)
Personal expense			(405,312)		(162,192)
Depreciation and amortization			101,758		13,841
Other Administration expenses			(1,200,323)		(373,846)
Income from equity interests in affiliates			(8,764)
Profit / (loss) before income tax			(108,826)		74,355
Deferred income tax and social contribution			143,440		4,525
Profit / (loss) for the year			34,614		78,880
Total assets		36,433,641	36,433,641		10,062,373
Total liabilities		27,945,001	27,945,001		7,861,356
Total shareholders equity		8,488,640	8,488,640		2,201,017
Securities segment
Disclosure of operating segments [line items]
Interest income calculated using the effective interest method			875		2
Interest expenses			8,012
Net interest income			(7,137)		2
Revenues from services and commissions			45,490		17,471
Net result from services and commissions			45,490		17,471
Income from securities			12,716		2,039
Other revenues			21,914
Revenues			72,983		19,512
Personal expense			(7,983)		(2,153)
Depreciation and amortization			567		144
Other Administration expenses			(29,921)		(6,126)
Profit / (loss) before income tax			34,512		11,089
Current income tax and social contribution			(12,372)		(3,552)
Deferred income tax and social contribution			(918)		(341)
Profit / (loss) for the year			21,222		7,196
Total assets		368,211	368,211		43,317
Total liabilities		317,646	317,646		11,725
Total shareholders equity		50,565	50,565		31,592
Insurance brokerage segment
Disclosure of operating segments [line items]
Interest income calculated using the effective interest method					205
Net interest income					205
Revenues from services and commissions			51,670		18,870
Net result from services and commissions			51,670		18,870
Income from securities			5,427
Other revenues			53
Revenues			57,150		19,075
Personal expense			(6,615)		(4,441)
Depreciation and amortization			338		67
Other Administration expenses			(25,354)		(733)
Profit / (loss) before income tax			75,551		13,834
Current income tax and social contribution			(10,791)		(2,307)
Profit / (loss) for the year			64,760		11,527
Total assets		124,670	124,670		11,094
Total liabilities		69,890	69,890		4,813
Total shareholders equity		54,780	54,780		6,281
Marketplace Segment
Disclosure of operating segments [line items]
Interest income calculated using the effective interest method					15
Net interest income					15
Revenues from services and commissions			180,528
Net result from services and commissions			180,528
Income from securities			371
Other revenues			2,862
Revenues			183,761		15
Personal expense			(9,804)
Depreciation and amortization			2,637
Other Administration expenses			(26,802)		(211)
Profit / (loss) before income tax			144,518		(196)
Current income tax and social contribution			(25,970)
Deferred income tax and social contribution					66
Profit / (loss) for the year			118,548		(130)
Total assets		232,470	232,470		4,884
Total liabilities		90,756	90,756		14
Total shareholders equity		141,714	141,714		4,870
Asset management segment
Disclosure of operating segments [line items]
Interest income calculated using the effective interest method					278
Net interest income					278
Revenues from services and commissions			14,460
Net result from services and commissions			14,460
Income from securities			140
Other revenues			8,270
Revenues			22,870		278
Personal expense			(2,334)		(412)
Depreciation and amortization			64		1
Other Administration expenses			(3,783)		(75)
Profit / (loss) before income tax			16,689		(210)
Current income tax and social contribution			(1,581)
Deferred income tax and social contribution					71
Profit / (loss) for the year			15,108		(139)
Total assets		11,178	11,178		4,980
Total liabilities		3,097	3,097		118
Total shareholders equity		8,081	8,081		4,862
Services segment
Disclosure of operating segments [line items]
Interest expenses			29
Net interest income			(29)
Revenues from services and commissions			13,518
Net result from services and commissions			13,518
Income from securities			75
Other revenues			736
Revenues			14,300
Personal expense			(11,280)
Depreciation and amortization			354
Other Administration expenses			(8,616)
Profit / (loss) before income tax			(5,950)
Current income tax and social contribution			(271)
Deferred income tax and social contribution			2,071
Profit / (loss) for the year			(4,149)
Total assets		25,006	25,006
Total liabilities		2,386	2,386
Total shareholders equity		22,620	22,620
Operating segments [member]
Disclosure of operating segments [line items]
Interest income calculated using the effective interest method			1,435,428		775,515
Interest expenses			543,242		256,717
Net interest income			892,186		518,798
Revenues from services and commissions			542,569		130,457
Expenses from services and commissions			(100,297)		(56,627)
Net result from services and commissions			442,272		73,830
Income from securities			745,613		62,518
Net gains / (losses) on derivatives			(48,330)		4,235
Other revenues			190,082		52,843
Revenues			2,221,823		712,224
Impairment losses on financial assets			(595,581)		(138,570)
Personal expense			(443,328)		(169,198)
Depreciation and amortization			94,251		17,463
Other Administration expenses			(1,310,961)		(386,309)
Income from equity interests in affiliates			(8,764)
Profit / (loss) before income tax			(231,062)		684
Current income tax and social contribution			(52,441)		(5,859)
Deferred income tax and social contribution			228,434		35,545
Profit / (loss) for the year			(55,068)	30,686	30,370
Total assets		36,626,337	36,626,337	19,921,613	10,077,086
Total liabilities		28,176,554	28,176,554	16,597,398	7,915,148
Total shareholders equity		8,449,784	8,449,784	3,324,215	2,161,938
Adjustments and Eliminations
Disclosure of operating segments [line items]
Interest income calculated using the effective interest method			(7,163)		(656)
Interest expenses			(4,712)		(3,469)
Net interest income			(2,451)		(4,125)
Expenses from services and commissions					2,740
Net result from services and commissions					2,740
Income from securities			(54,620)		(2,067)
Other revenues			(192,694)		(60,863)
Revenues			(249,765)		(62,930)
Impairment losses on financial assets			(146,808)		(31,505)
Depreciation and amortization			(11,467)		(3,410)
Other Administration expenses			54,255		4,362
Profit / (loss) before income tax			(439,360)		(103,592)
Deferred income tax and social contribution			83,841		31,224
Profit / (loss) for the year			(355,519)	12,374	(72,368)
Total assets		(6,793,752)	(6,793,752)	(483,977)	(105,760)
Total liabilities		(268,488)	(268,488)	(51,826)	36,330
Total shareholders equity		(6,525,263)	(6,525,263)	(493,076)	(142,090)
Other [Member]
Disclosure of operating segments [line items]
Interest income calculated using the effective interest method			43,447		170
Interest expenses					4,889
Net interest income			43,447		(4,718)
Revenues from services and commissions			(2,054)
Net result from services and commissions			(2,054)
Income from securities			15,308		10,690
Net gains / (losses) on derivatives			7,676
Other revenues			15		389
Revenues			64,392		6,361
Impairment losses on financial assets			29
Other Administration expenses			(12,615)		(956)
Profit / (loss) before income tax			51,806		5,405
Current income tax and social contribution			(1,456)
Profit / (loss) for the year			50,350	1,561	5,405
Total assets		6,224,913	6,224,913	425,360	56,198
Total liabilities		16,266	16,266	65,491	792
Total shareholders equity		R$ 6,208,647	R$ 6,208,647	R$ 420,794	R$ 55,406